COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS	12 Months Ended
Dec. 31, 2015
Composition Of Certain Financial Statement Captions [Abstract]
Composition Of Certain Financial Statement Captions [Text Block]
5.	COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS

Prepaid expenses and other current assets are comprised of the following:

	December 31,
	2015	2014

Prepaid insurance	$10,552	$50,779
Prepaid and other	13,748	35,746
	$24,300	$86,525

Accrued expenses are comprised of the following:

	December 31,
	2015	2014

Accrued professional fees	$31,788	$80,393
Accrued other	30,000	2,954
Accrued compensation	22,249	9,838
Accrued interest on convertible notes	133,874	83,824
	$217,911	$177,009